Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:
Level 1 — Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 — Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.
Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. As of June 30, 2016 and December 31, 2015, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company's derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
The valuation of derivative instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and implied volatilities. In addition, credit valuation adjustments are incorporated into the fair values to account for the Company's potential nonperformance risk and the performance risk of the counterparties.
Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of June 30, 2016 and December 31, 2015, aggregated by the level in the fair value hierarchy within which those instruments fall.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
June 30, 2016
Cross currency swaps, net (GBP & EUR)	$—	$2,555	$—	$2,555
Foreign currency forwards, net (GBP & EUR)	$—	$4,004	$—	$4,004
Interest rate swaps, net (GBP & EUR)	$—	$(17,245)	$—	$(17,245)
OPP (see Note 12)	$—	$—	$(11,000)	$(11,000)
December 31, 2015
Cross currency swaps, net (GBP & EUR)	$—	$3,042	$—	$3,042
Foreign currency forwards, net (GBP & EUR)	$—	$2,203	$—	$2,203
Interest rate swaps, net (GBP & EUR)	$—	$(5,461)	$—	$(5,461)
OPP (see Note 12)	$—	$—	$(14,300)	$(14,300)

The valuation of the OPP is determined using a Monte Carlo simulation. This analysis reflects the contractual terms of the OPP, including the performance periods and total return hurdles, as well as observable market-based inputs, including interest rate curves, and unobservable inputs, such as expected volatility. As a result, the Company has determined that its OPP valuation in its entirety is classified in Level 3 of the fair value hierarchy.
A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2016.
Level 3 Valuations
The following is a reconciliation of the beginning and ending balance for the changes in the instrument with Level 3 inputs in the fair value hierarchy for the six months ended June 30, 2016:

(In thousands)	OPP
Beginning balance as of December 31, 2015	$14,300
Fair value adjustment	(3,300)
Ending balance as of June 30, 2016	$11,000

The following table provides quantitative information about the significant Level 3 input used:

Financial Instrument	Fair Value at June 30, 2016	Principal Valuation Technique	Unobservable Inputs	Input Value
	(In thousands)
OPP	$11,000	Monte Carlo Simulation	Expected volatility	23.0%

The following discussion provides a description of the impact on a fair value measurement of a change in each unobservable input in isolation. For the relationship described below, the inverse relationship would also generally apply.
Expected volatility is a measure of the variability in possible returns for an instrument, parameter or market index given how much the particular instrument, parameter or index changes in value over time. Generally, the higher the expected volatility of the underlying, the wider the range of potential future returns. An increase in expected volatility, in isolation, would generally result in an increase in the fair value measurement of an instrument.
Financial Instruments not Measured at Fair Value on a Recurring Basis
The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate value. The fair value of short-term financial instruments such as cash and cash equivalents, due to/from related parties, accounts payable and dividends payable approximates their carrying value on the consolidated balance sheets due to their short-term nature. The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below.

		Carrying Amount(1)	Fair Value	Carrying Amount(2)	Fair Value
(In thousands)	Level	June 30, 2016	June 30, 2016	December 31, 2015	December 31, 2015
Mortgage notes payable (1) (2)	3	$513,754	$505,768	$532,384	$534,041
Credit Facility	3	$673,674	$673,674	$717,286	$717,286

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(1)	Carrying value includes $513.3 million gross mortgage notes payable and $0.4 million mortgage premiums, net as of June 30, 2016.

(2)	Carrying value includes $531.7 million gross mortgage notes payable and $0.7 million mortgage premiums, net as of December 31, 2015.
The fair value of the gross mortgage notes payable is estimated using a discounted cash flow analysis, based on the Advisor's experience with similar types of borrowing arrangements. On July 25, 2016, the Company extended the maturity date of the Credit Facility to July 25, 2017 with an additional one-year extension option remaining, subject to certain conditions. Advances under the Credit Facility are considered to be reported at fair value due to the short-term nature of the maturity.

Fair Value of Financial Instruments
The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:
Level 1 — Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 — Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter, however, the Company expects that changes in classifications between levels will be rare.
Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. As of December 31, 2015 and 2014, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company's derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
The valuation of derivative instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and implied volatilities. In addition, credit valuation adjustments are incorporated into the fair values to account for the Company's potential nonperformance risk and the performance risk of the counterparties.
Investment Securities
On September 3, 2015, the Company redeemed its investment in the AR Capital Global Real Estate Income Fund, a real estate income fund traded in an active market with an aggregate fair value of $0.5 million as of the redemption date. The real estate income fund is managed by an affiliate of the Sponsor (see Note 11 — Related Party Transactions). The redemption resulted in a recognized loss of approximately $0.1 million for the year ended December 31, 2015.
As of December 31, 2014, the investment had an aggregate fair value of $0.5 million and an unrealized loss of $24,000. Unrealized losses were considered temporary and therefore no impairment was recorded for the year ended December 31, 2014.
Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2015 and 2014, aggregated by the level in the fair value hierarchy level within which those instruments fall.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2015
Cross currency swaps, net (GBP & EUR)	$—	$3,042	$—	$3,042
Foreign currency forwards, net (GBP & EUR)	$—	$2,203	$—	$2,203
Interest rate swaps, net (GBP & EUR)	$—	$(5,461)	$—	$(5,461)
Listing Note (see Note 7)	$—	$—	$—	$—
OPP (see Note 13)	$—	$—	$(14,300)	$(14,300)
December 31, 2014
Cross currency swaps, net (GBP & EUR)	$—	$11,289	$—	$11,289
Foreign currency forwards, net (GBP & EUR)	$—	$1,884	$—	$1,884
Interest rate swaps, net (GBP & EUR)	$—	$(5,650)	$—	$(5,650)
Investment securities	$490	$—	$—	$490

The valuations of the Listing Note and OPP are determined using a Monte Carlo simulation. This analysis reflects the contractual terms of the Listing Note and OPP, including the performance periods and total return hurdles, as well as observable market-based inputs, including interest rate curves, and unobservable inputs, such as expected volatility. As a result, the Company has determined that its Listing Note and OPP valuations in their entirety are classified in Level 3 of the fair value hierarchy.
A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2015 or 2014.
Level 3 Valuations
The following is a reconciliation of the beginning and ending balance for the changes in instruments with Level 3 inputs in the fair value hierarchy for the year ended December 31, 2015:

(In thousands)	Listing Note	OPP
Beginning balance as of December 31, 2014	$—	$—
Fair value at issuance	8,670	27,500
Fair value adjustment	(8,670)	(13,200)
Ending balance as of December 31, 2015	$—	$14,300

The following table provides quantitative information about the significant Level 3 inputs used (in thousands):

Financial Instrument	Fair Value at December 31, 2015	Principal Valuation Technique	Unobservable Inputs	Input Value
	(In thousands)
Listing Note	$—	Monte Carlo Simulation	Expected volatility	20.0%
OPP	$14,300	Monte Carlo Simulation	Expected volatility	21.0%

The following discussion provides a description of the impact on a fair value measurement of a change in each unobservable input in isolation. For the relationship described below, the inverse relationship would also generally apply.
Expected volatility is a measure of the variability in possible returns for an instrument, parameter or market index given how much the particular instrument, parameter or index changes in value over time. Generally, the higher the expected volatility of the underlying, the wider the range of potential future returns. An increase in expected volatility, in isolation, would generally result in an increase in the fair value measurement of an instrument.
On August 7, 2015, the Company amended and restated the OPP (the “Amended OPP”) with the OP and the Advisor to amend certain definitions related to performance measurement to equitably adjust for share issuances and share repurchases on a go-forward basis. The amendment resulted in an immaterial adjustment to compensation cost as of the modification date.
Financial Instruments not Measured at Fair Value on a Recurring Basis
The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate value. The fair value of short-term financial instruments such as cash and cash equivalents, due to/from affiliates, accounts payable and dividends payable approximates their carrying value on the consolidated balance sheets due to their short-term nature. The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below.

		Carrying Amount	Fair Value	Carrying Amount	Fair Value
(In thousands)	Level	December 31, 2015	December 31, 2015	December 31, 2014	December 31, 2014
Mortgage notes payable (1) (2)	3	$532,384	$534,041	$282,351	$280,967
Credit facility	3	$717,286	$717,286	$659,268	$669,824
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(1)	Carrying value includes $531.7 million mortgage notes payable and $0.7 million mortgage premiums, net as of December 31, 2015.

(2)	Carrying value includes $281.2 million mortgage notes payable and $1.2 million mortgage premiums, net as of December 31, 2014.
The fair value of the mortgage notes payable is estimated using a discounted cash flow analysis, based on the Advisor's experience with similar types of borrowing arrangements. Advances under the Credit Facility are considered to be reported at fair value.